INVESTMENTS - Direct equity interests in subsidiaries and jointly controlled companies (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Terra Networks
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	100.00%
Telefônica Transportes e Logística Ltda ("TGLog")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	100.00%
POP Internet Ltda ("POP")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	100.00%
Vivo Money I Credit Rights Investment Fund
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	100.00%
Vivo Pay II Investment Fund in Credit Rights
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		100.00%
Vivo Money III Investment Fund in Credit Rights
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Vivo Pay Holding Financeira Ltda ("Vivo Pay")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	100.00%
Vivo Ventures ("VV")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	98.00%	98.00%
Telefônica Cloud e Tecnologia do Brasil ("CloudCo Brasil")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.01%	50.01%
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		50.01%
Aliança Atlântica Holding B.V. . ("Aliança")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.00%	50.00%
Companhia AIX de Participações ("AIX")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.00%	50.00%
Companhia ACT de Participações ("ACT")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.00%	50.00%
VivaE Educação Digital S.A. ("VIVAE")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		50.00%
GUD Comercializadora de Energia S.A. ("GUD")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.00%	50.00%
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	75.01%	25.01%